Investment Properties	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investment Properties
11.	Investment Properties
(1) Changes in investment properties for the years ended December 31, 2022 and 2023, are as follows:

	2022
(in millions of Korean won)	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

Beginning, net		813,763		840,090		66,801		1,720,654
Acquisition		14,569		17,351		55,478		87,398
Disposal and termination		(14,725)		(5,858)		(17)		(20,600)
Depreciation		—		(47,004)		—		(47,004)
Transfer from(to) property and equipment		63,278		140,229		2,676		206,183
Transfer and others		2,907		(28,350)		12,170		(13,273)

Ending, net	￦	879,792	￦	916,458	￦	137,108	￦	1,933,358

Acquisition cost	￦	881,360	￦	1,577,736	￦	137,108	￦	2,596,204
Less: Accumulated depreciation		(1,568)		(661,278)		—		(662,846)

	2023

(in millions of Korean won)	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	881,360	￦	1,577,736	￦	137,108	￦	2,596,204
Less: Accumulated depreciation		(1,568)		(661,278)		—		(662,846)

Beginning, net		879,792		916,458		137,108		1,933,358
Acquisition		—		57,529		153,279		210,808
Disposal and termination		(8,167)		(9,323)		—		(17,490)
Depreciation		—		(52,869)		—		(52,869)
Transfer from(to) property and equipment		37,725		88,336		189		126,250
Transfer and others		1		27,544		(29,467)		(1,922)

Ending, net	￦	909,351	￦	1,027,675	￦	261,109	￦	2,198,135

Acquisition cost	￦	910,919	￦	1,750,677	￦	261,109	￦	2,922,705
Less: Accumulated depreciation		(1,568)		(723,002)		—		(724,570)
(2) The fair value of investment properties is
￦
5,276,169 million as of December 31, 2023 (December 31, 2022:
￦
5,370,047 million). The fair value of investment properties is estimated based on the expected cash flow.
(3) Rental income from investment properties is
￦
224,016 million in 2023 (2021:
￦
185,877 million, 2022:
￦
206,127 million)
. Th
e
 direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.
(4) As of December 31, 2023, the Group (Lessor) has entered into a non-cancellable operating lease contract relating to real estate lease. The future minimum lease fee under this contract is
￦
101,738 million for one year or less,
￦
130,707 million more than one year and less than five years,
￦
18,817 million over five years, and
￦
251,262 million in total.